Additional Notes - Net Gains or Losses from Financial Instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Line Items]
Net gains or losses from financial instruments	€ 67,713	€ 247,502	€ (83,761)
FVTPL
Financial instruments [Line Items]
Net gains or losses from financial instruments	9,553	7,051	10,983
AC
Financial instruments [Line Items]
Net gains or losses from financial instruments	19,095	9,064	9,824
FLAC
Financial instruments [Line Items]
Net gains or losses from financial instruments	€ 39,065	€ 231,387	€ (104,568)